Property, Plant and Equipment	12 Months Ended
Feb. 28, 2023
Disclosure Of Property Plant And Equipment Text Block Abstract
Property, plant and equipment

5. PROPERTY, PLANT AND EQUIPMENT

	Land and Property [3]	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Construction in progress	Total
At February 28, 2023
Owned assets
Cost	147,607	134,813	143,734	202,425	104,951	2,566,867	76,519	3,376,916
Accumulated depreciation	(26,422)	(105,337)	(79,563)	–	–	(1,691,206)	–	(1,902,528)
Carrying value	121,185	29,476	64,171	202,425	104,951	875,661	76,519	1,474,388

Right-of-use assets
Cost	172,155	53,083	21,170	–	–	–	–	246,408
Accumulated depreciation	(88,208)	(19,928)	(20,846)	–	–	–	–	(128,982)
Carrying value	83,947	33,155	324	–	–	–	–	117,426

Total	205,132	62,631	64,495	202,425	104,951	875,661	76,519	1,591,814

At February 28, 2022
Owned assets
Cost	141,873	132,870	100,299	138,405	173,871	2,039,265	4,166	2,730,749
Accumulated depreciation	(21,858)	(101,426)	(50,932)	-	-	(1,268,141)	-	(1,442,357)
Carrying value	120,015	31,444	49,367	138,405	173,871	771,124	4,166	1,288,392

Right-of-use assets
Cost	112,516	43,435	20,586	–	–	–	–	176,537
Accumulated depreciation	(48,128)	(10,927)	(15,215)	–	–	–	–	(74,270)
Carrying value	64,388	32,508	5,371	–	–	–	–	102,267

Total	184,403	63,952	54,738	138,405	173,871	771,124	4,166	1,390,659

Reconciliation of the carrying value of property, plant and equipment

	Land and Property [3]	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Construction in progress	Total

At February 28, 2023
Beginning balance	120,015	31,444	49,367	138,405	173,871	771,124	4,166	1,288,392
Additions	9,057	7,513	33,191	142,586	111,661	203,295	72,353	579,656
Transfer	–	–	–	(78,566)	(189,160)	267,726	–	–
Disposals	(3,230)	(2,033)	(282)	–	–	(2,890)	–	(8,435)
Depreciation	(5,425)	(8,957)	(25,152)	–	–	(404,577)	–	(444,111)
Translation adjustments	768	1,509	7,047	–	8,579	40,983	–	58,886
Ending balance	121,185	29,476	64,171	202,425	104,951	875,661	76,519	1,474,388

Right-of-use assets
Beginning balance	64,388	32,508	5,371	–	–	–	–	102,267
Additions	48,978	9,959	635	–	–	–	–	59,572
Disposals	(698)	(187)	(2)	–	–	–	–	(887)
Depreciation	(34,450)	(9,517)	(5,710)	–	–	–	–	(49,677)
Translation adjustments	5,729	392	30	–	–	–	–	6,151
Ending balance	83,947	33,155	324	–	–	–	–	117,426

Total	205,132	62,631	64,495	202,425	104,951	875,661	76,519	1,591,814

Figures in Rand thousands	Land and Property	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Construction in progress	Total
At February 28, 2022
Owned assets
Beginning balance	17,742	20,151	25,270	104,475	116,422	761,433	-	1,045,493
Acquisition of subsidiary	110,000	45	261	-	-	-	4,166	114,472
Additions	3,152	5,940	43,339	212,940	56,857 [2]	230,406	-	552,634
Transfer	-	-	-	(179,010)	(47,825)	226,835	-	-
Disposals	(108)	(27)	(470)	-	-	(2,391)	-	(2,996)
Depreciation	(4,992)	(9,023)	(14,798)	-	-	(384,058)	-	(412,871)
Reclassification (to)/ from right-of-use assets	(5,816)	14,620	(4,649)	-	-	-	-	4,155
Reclassification[1]	-	-	-	-	50,355	(50,355)	-	-
Translation adjustments	37	(262)	414	-	(1,938)	(10,746)	-	(12,495)
Ending balance	120,015	31,444	49,367	138,405	173,871	771,124	4,166	1,288,392

Right-of-use assets
Beginning balance	52,633	33,993	5,073	-	-	-	-	91,699
Additions	38,859	25,183	132	-	-	-	-	64,174
Transfer	(3,798)	3,629	169	-	-	-	-	-
Disposals	(146)	(528)	(20)	-	-	-	-	(694)
Depreciation	(26,948)	(14,123)	(4,339)	-	-	-	-	(45,410)
Reclassification from/(to) owned assets	5,816	(14,620)	4,649	-	-	-	-	(4,155)
Translation adjustments	(2,028)	(1,026)	(293)	-	-	-	-	(3,347)
Ending balance	64,388	32,508	5,371	-	-	-	-	102,267

Total	184,403	63,952	54,738	138,405	173,871	771,124	4,166	1,390,659

[1]	During the financial year ended February 28, 2022, the Group has reclassified capitalized telematics devices - installed to capitalized telematics devices - uninstalled of ZAR 50.4 million to better reflect the underlying nature of these assets. The reclassification was corrected prospectively as the impact to the prior period is not material.
[2]	Amount is net of the provision for unconverted motor dealership units amounting to ZAR 13.3 million.
[3]	Certain freehold land and building of the Group with a carrying amount of ZAR 186.5 million were mortgaged to a bank as security for mortgaged loan (Note 16). The freehold land and building is a head office suite for South Africa and is located at Rosebank, Johannesburg.

The carrying amount of the property under construction at February 28, 2023 was ZAR 186.5 million. The amount of borrowing costs capitalized during the year ended February 28, 2023 was ZAR 4.6 million. The rate used to determine the amount of borrowing costs eligible for capitalization was prime rate plus 1.15%, which is the effective interest rate (“EIR”) of the specific borrowings.